Financial Instruments With Off- Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments With Off-Balance Sheet Risk and Contingent Liabilities [Abstract]
Summary of financial instruments whose contract amount represents credit risk

The following financial instruments whose contract amount represents credit risk were outstanding at December 31:

(Dollars in thousands)	2012	2011
Commitments to extend credit	$105,829	$90,845

Letters of credit	$1,539	$875